Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities

23. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2021	2020
Accruals	2,722	912
Trade	2,554	608
Interest	128	77
Partner Advances	371	175
Employee Long-Term Incentives	317	130
Joint Operations Payable	28	6
Risk Management	116	58
Provisions for Onerous and Unfavourable Contracts	31	26
Other	86	26
	6,353	2,018